Goodwill and Other Intangible Assets - Goodwill and Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2015	Aug. 02, 2015	Feb. 02, 2014	Feb. 03, 2013
Goodwill And Intangible Assets [Line Items]
Useful Lives	2 years 9 months 18 days
Goodwill	$ 272,592	$ 272,624	$ 272,428	$ 272,278
Tradenames	79,000	$ 79,000	79,000
Total goodwill and intangibles	362,292		362,128
Accumulated Amortization	(7,064)		(5,665)
Indefinite-Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Total goodwill and intangibles	$ 351,592		351,428
Trademarks [Member]
Goodwill And Intangible Assets [Line Items]
Useful Lives	7 years
Gross Carrying Amount	$ 8,500		8,500
Accumulated Amortization	$ (5,681)		(4,471)
Customer Relationships [Member]
Goodwill And Intangible Assets [Line Items]
Useful Lives	9 years
Gross Carrying Amount	$ 1,700		1,700
Accumulated Amortization	$ (883)		(694)
Non-Compete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Useful Lives	2 years
Gross Carrying Amount	$ 500		500
Accumulated Amortization	(500)		(500)
Finite Lived Intangible Assets Subject to Amortization [Member]
Goodwill And Intangible Assets [Line Items]
Gross Carrying Amount	10,700		10,700
Accumulated Amortization	$ (7,064)		$ (5,665)